Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Property, Plant and Equipment

Property, plant and equipment, net of accumulated depreciation and amortization, consisted of the following:

	March 31, 2013	December 31, 2012
Land and land improvements	$81	$80
Buildings	186	194
Machinery and equipment	1,132	1,158
Construction-in-progress	147	153
Furniture and fixtures	17	7
Other	7	6

Total	1,570	1,598
Less accumulated depreciation and amortization	(210)	(175)

Net	$1,360	$1,423

	Successor
	December 31, 2012	December 31, 2011
Land and land improvements	$80	$51
Buildings	194	45
Machinery and equipment	1,158	405
Construction-in-progress	153	49
Furniture and fixtures	7	4
Other	6	3

Total	1,598	557
Less accumulated depreciation and amortization	(175)	(53)

Net	$1,423	$504